Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of trade and other payables [abstract]
Indirect taxes payable	$ 174	$ 194
Trade payables	176	51
Deferred consideration on acquisitions	464	662
Other payables	46	100
Non-current trade and other payables	859	1,008
Trade payables and accrued expenses	18,589	17,810
Payroll and social security payables	1,520	1,716
Indirect taxes payable	2,768	2,457
Interest payable	1,428	1,501
Consigned packaging	1,012	1,050
Dividends payable	356	355
Deferred consideration on acquisitions	313	191
Other payables	362	353
Current trade and other payables	$ 26,349	$ 25,434